Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fritz Companies Israel T. Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Logistic service fees	$ 4,096	$ 3,762	$ 2,673
Trade payables balances due to related party	1,546	934
Accord Insurance Agency Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total premium	838	843	248
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Trade payables balances due to related party	65	22
Maintenance fees	$ 100	$ 109	$ 76
Tritone Technologies Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Lease terms, description	the sublease of 192 square meters in Rosh Ha’Ayin. The term of the lease is 24 months until September 12, 2022
Sublease per month	$ 2
Trade receivable balance due from related part	$ 3